Eagle Point Income Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In October 2018, Eagle Point Income Company Inc. (the “Registrant”) issued Common Stock, par value $0.001 per share (“Common Stock”).  A description of the terms of the Common Stock is included under the headings “Description of Our Capital Stock” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus dated October 16, 2018 and filed with the Securities and Exchange Commission on October 16, 2018 (SEC Accession No. 0001144204-18-053973), which description is incorporated by reference herein.